Transactions with related parties - Description (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Average rate applied on post-domicile working capital transactions with related party	0.50%
Minimum
Disclosure of transactions between related parties [line items]
Terms of operations with related party	16 months
Rate applied to monthly CDI in calculating related party transaction amount	110.00%
Maximum
Disclosure of transactions between related parties [line items]
Terms of operations with related party	20 months
Rate applied to monthly CDI in calculating related party transaction amount	120.00%
Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable	R$ 652,868	R$ 446,882
Other related parties | Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable	R$ 632,408	R$ 426,967